Shareholders' capital - Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Risk-free interest rate	1.10%	1.20%
Expected volatility	23.00%	24.00%
Expected dividend yield	4.10%	4.10%
Expected life	5 years 6 months	5 years 6 months
Weighted average grant date fair value per option (in USD per share)	$ 2.46	$ 2.72